Investment in joint ventures and associates - Reconciliations from the net assets of associates based on the ownership ratio to corresponding book value of investment in joint ventures and associates (Parenthetical) (Details)
₩ in Millions
Dec. 31, 2020 KRW (₩)
Well to Sea No.3 Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Recoverable amount	₩ 15,687